Business Acquisition - Components of Identifiable Intangible Assets acquired (in Thousands) and their Estimated Useful Lives (in years) as of the Date of Acquisition (Details) - Betcha Sports Inc [Member] - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 13, 2021
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 31,846	$ 4,430		$ 4,430
Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 5,500	$ 1,530
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	4 years	2 years
Trade Names [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 2,173
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 4,210	$ 2,900
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	3 years		5 years
Supplier Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 19,963
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	5 years